Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Total	Biostrand	IPA Europe	UPE	Share Capital	Share Capital IPA Europe	Share Capital UPE	Convertible Debentures-Equity Component	Contributed Surplus	Accumulated Other Comprehensive (Loss) Income	Deficit
Beginning balance at Apr. 30, 2020	$ 15,086				$ 34,087				$ 3,778	$ (300)	$ (22,479)
Beginning balance, shares at Apr. 30, 2020	13,984,018
Shares issued pursuant to deferred acquisition payment			$ 511	$ 1,047		$ 511	$ 1,047
Shares issued pursuant to deferred acquisition payment, shares			132,833	203,178
Shares issued pursuant to option exercise	$ 684				1,047				(363)
Shares issued pursuant to option exercise, shares	189,100
Shares issued pursuant to warrant exercise	$ 15,016				15,425				(409)
Shares issued pursuant to warrant exercise, shares	2,568,417
Convertible debentures	$ 204							$ 204
Shares issued pursuant to conversion of convertible debentures	$ 904				981			(77)
Shares issued pursuant to conversion of convertible debentures, shares	232,934
Share-based payments	$ 2,748								2,748
Shares issued pursuant to bought deal offering of common shares	$ 28,451				27,004				1,447
Shares issued pursuant to bought deal offering of common shares, shares	1,858,736
Comprehensive loss for the year	$ (7,727)									(387)	(7,340)
Ending balance at Apr. 30, 2021	$ 56,924				80,102			127	7,201	(687)	(29,819)
Ending balance, shares at Apr. 30, 2021	19,169,216
Shares issued pursuant to deferred acquisition payment	$ 29,122		$ 503		29,122	$ 503
Shares issued pursuant to deferred acquisition payment, shares		4,077,774	41,488
Shares issued pursuant to option exercise	$ 612				1,013				(401)
Shares issued pursuant to option exercise, shares	188,000
Shares issued pursuant to warrant exercise	$ 3,238				3,491				(253)
Shares issued pursuant to warrant exercise, shares	925,076
Shares issued pursuant to conversion of convertible debentures	$ 304				328			(24)
Shares issued pursuant to conversion of convertible debentures, shares	75,292
Share-based payments	$ 3,083								3,083
Comprehensive loss for the year	(18,501)									(1,792)	(16,709)
Ending balance at Apr. 30, 2022	$ 75,285				$ 114,559			$ 103	$ 9,630	$ (2,479)	$ (46,528)
Ending balance, shares at Apr. 30, 2022	24,476,846